UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2006


Check here if Amendment ( X ); Amendment Number: 1

This Amendment (Check only one.) :     ( X )  is a restatement.
                                       (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        TIFF Advisory Services, Inc. (formerly Foundation Advisers, Inc.)
Current
Address:     Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
             West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christian A. Szautner
Title:     Chief Compliance Officer, TIFF Advisory Services, Inc.
Phone:     610-684-8017


Signature, Place, and Date of Signing:

/s/Christian A. Szautner   West Conshohocken, PA          10/4/08
(Signature)                    (City, State)               (Date)

** THIS FORM 13F WAS FILED IN A TIMELY MANNER AND IS BEING AMENDED HEREBY TO
   CORRECT THE FILER NUMBER/NAME.

Report Type  (Check only one.):

( X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(    )    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(    )    13F COMBINATION REPORT. (Check here if a portion of the holdings for
          this reporting manager are     reported in this report and a portion
          are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     $36,296,830


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

ITEM 1:          ITEM 2:           ITEM 3:    ITEM 4:        ITEM 5:        ITEM 6:                 ITEM 7:          ITEM 8:

NAME OF ISSUER    TITLE OF         CUSIP      FAIR MARKET     SHARES OR     INVESTMENT
                                                             PRINCIPAL     DISCRETION              MANAGERS        VOTING AUTH.
                  CLASS                        VALUE           AMT.      (a)Sole(b)Shared (c)Shared         (a)Sole (b)Other (c)None
                                                                                            Other
iShares Inc.      MSCI S. Korea   464286772    3,732,000        80,000    X                                 80,000
iShares Trust     MSCI EAFE Index 464287465   15,678,180       241,500    X                                241,500
iShares Trust     MSCI Emerging   464287234   16,859,700       170,300    X                                170,300
                  Market
Pacific Rim       Common Stock    694915208       26,950        35,000    X                                 35,000
  Mining Corp.